Other Income - Schedule of Other Income (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Schedule of Other Income [Abstract]
Interest income	$ 52,991	$ 41,663	$ 5
Government grants	3,596	2,827	2,784
Total other income	$ 56,587	$ 44,490	$ 2,789